INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME	6 Months Ended
Dec. 31, 2022
INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME
INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME

8.    INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME

8.1.  Revenues from contracts with customers

	12/31/2022	12/31/2021
Sale of goods and services	220,482,895	157,538,626
Royalties	909,067	1,129,024
	221,391,962	158,667,650

Transactions of sales of goods and services with joint ventures, shareholders and other related parties are reported in Note 16.

8.2.  Cost of sales

Item	12/31/2022	12/31/2021
Inventories as of the beginning of the period	78,759,610	39,052,925
Business combination	11,064,908	—
Purchases of the period	138,186,645	102,342,174
Production costs	14,596,888	7,581,570
Foreign currency translation	(246,484)	516,306
Subtotal	242,361,567	149,492,975
Inventories as of the end of the period (*)	(107,544,430)	(56,277,533)
Cost of sales	134,817,137	93,215,442

(*) Net of agricultural products.

8.3.  R&D classified by nature

	Research and	Research and
	development	development
	expenses	expenses
Item	12/31/2022	12/31/2021
Amortization of intangible assets	2,201,938	604,462
Analysis and storage	27,322	—
Import and export expenses	850	1,685
Depreciation of property, plant and equipment	287,180	213,837
Freight and haulage	4,732	—
Employee benefits and social securities	2,248,105	685,412
Maintenance	303,524	25,702
Energy and fuel	94,870	24,659
Supplies and materials	1,078,197	726,899
Mobility and travel	158,193	38,564
Publicity and advertising	9,568	—
Share-based incentives	92,477	30,099
Professional fees and outsourced services	574,614	137,674
Professional fees related parties	102,701	296,967
Office supplies	43,546	2,842
Information technology expenses	19,060	6,039
Insurance	25,738	12,598
Depreciation of leased assets	33,685	2,523
Miscellaneous	3,606	5,612
Total	7,309,906	2,815,574

	12/31/2022	12/31/2021
R&D capitalized (Note 7.8)	5,926,539	2,425,244
R&D profit and loss	7,309,906	2,815,574
Total	13,236,445	5,240,818

8.4.  Expenses classified by nature and function

		Selling,
		general and
	Production	administrative	Total
Item	costs	expenses	12/31/2022
Amortization of intangible assets	86,842	2,902,741	2,989,583
Analysis and storage	4,460	237,341	241,801
Commissions and royalties	109,703	1,020,272	1,129,975
Import and export expenses	265,121	704,937	970,058
Depreciation of property, plant and equipment	1,666,119	1,006,857	2,672,976
Depreciation of leased assets	230,478	1,573,369	1,803,847
Impairment of receivables	—	468,992	468,992
Freight and haulage	1,201,183	5,002,384	6,203,567
Employee benefits and social securities	7,177,926	20,156,371	27,334,297
Maintenance	722,399	1,446,553	2,168,952
Energy and fuel	753,041	161,850	914,891
Supplies and materials	512,493	627,514	1,140,007
Mobility and travel	39,428	1,837,797	1,877,225
Publicity and advertising	—	3,235,737	3,235,737
Contingencies	—	39,847	39,847
Share-based incentives	—	1,969,868	1,969,868
Professional fees and outsourced services	1,133,009	7,122,701	8,255,710
Professional fees related parties	—	29,818	29,818
Office supplies and registrations fees	23,309	624,246	647,555
Insurance	74,350	1,306,282	1,380,632
Information technology expenses	17,511	1,566,952	1,584,463
Obsolescence	481,332	—	481,332
Taxes	96,233	6,976,043	7,072,276
Miscellaneous	1,951	300,016	301,967
Total	14,596,888	60,318,488	74,915,376

		Selling,
		general and
	Production	administrative	Total
Item	costs	expenses	12/31/2021
Amortization of intangible assets	—	771,536	771,536
Analysis and storage	26,537	69,502	96,039
Commissions and royalties	547,364	1,181,465	1,728,829
Import and export expenses	61,209	560,934	622,143
Depreciation of property, plant and equipment	655,067	799,884	1,454,951
Depreciation of leased assets	246,942	251,767	498,709
Impairment of receivables	—	815,929	815,929
Freight and haulage	311,416	4,457,096	4,768,512
Employee benefits and social securities	3,265,750	11,033,554	14,299,304
Maintenance	400,778	570,294	971,072
Energy and fuel	233,958	24,908	258,866
Supplies and materials	351,410	570,762	922,172
Mobility and travel	7,361	696,370	703,731
Publicity and advertising	—	2,247,729	2,247,729
Contingencies	—	65,598	65,598
Share-based incentives	—	843,308	843,308
Professional fees and outsourced services	587,370	3,075,667	3,663,037
Professional fees related parties	—	48,934	48,934
Office supplies	89,670	198,228	287,898
Insurance	36,328	556,441	592,769
Information technology expenses	—	817,032	817,032
Obsolescence	740,264	—	740,264
Taxes	19,398	5,230,416	5,249,814
Miscellaneous	748	110,407	111,155
Total	7,581,570	34,997,761	42,579,331

8.5.  Other income or expenses, net

	12/31/2022	12/31/2021
Net result from commercialization of agricultural products	144,515	(2,733,693)
Expenses recovery	232,977	164,445
Other income or expenses, net	391,036	851,266
	768,528	(1,717,982)

8.6.  Net financial cost

	12/31/2022	12/31/2021
Financial costs
Interest expenses with the Parents (Note 16)	(299,468)	(415,812)
Interest expenses	(10,722,135)	(5,439,593)
Financial commissions	(1,517,729)	(907,660)
	(12,539,332)	(6,763,065)

Other financial results
Exchange differences generated by assets	(12,771,727)	6,355,520
Exchange differences generated by liabilities	9,070,404	(11,682,895)
Changes in fair value of financial assets or liabilities and other financial results	(2,068,923)	(1,652,984)
Net gain of inflation effect on monetary items	281,083	342,135
	(5,489,163)	(6,638,224)

Total net financial cost	(18,028,495)	(13,401,289)